Leases - Schedule of Finance and Operating Leases (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)
Liabilities
Finance lease liabilities – current	$ 42,062		$ 45,032		$ 32,710
Finance lease liabilities – non-current	38,415		80,476		29,874
Total	80,477		125,508		62,584
Less: Accumulated amortization	(179,116)		(135,482)		(139,292)
Right-of-use assets (finance lease), net	75,391		119,025		$ 58,629
Finance lease expenses
Amortization	43,633	$ 33,932	52,031
Interest of financing lease liabilities	$ 5,140	3,997	$ 8,267
Weighted average remaining lease term (Years), Finance leases	2 years 25 days		2 years 10 months 28 days		2 years 25 days
Weighted average discount rate (%), Finance leases	5.13%		5.21%		5.13%
Operating lease liabilities – current	$ 328,848		$ 170,776		$ 255,734
Operating lease liabilities – non-current	69,156		96,921		53,780
Total	398,004		267,697		309,514
Less: Accumulated amortization	(773,472)		(445,607)		(601,503)
Right-of-use assets (operating lease), net	407,744		271,655		$ 317,088
Operating lease expenses
Amortization	327,866	254,970	173,256	$ 129,675
Interest of operating lease liabilities	$ 18,366	$ 14,282	$ 6,576	$ 7,157
Weighted average remaining lease term (Years), Operating leases	1 year 2 months 1 day		1 year 6 months 21 days		1 year 2 months 1 day
Weighted average discount rate (%), Operating leases	4.59%		3.42%		4.59%
Motor Vehicles Under Hire Purchase [Member]
Liabilities
Right-of-use assets, net	$ 183,073		$ 183,073		$ 142,370
Leased Office Equipment [Member]
Liabilities
Right-of-use assets, net	71,434		71,434		55,551
Leasehold Buildings [Member]
Finance lease expenses
Right-of-use assets, net	$ 1,181,216		$ 717,262		$ 918,591